Share capital - Loss per share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Calculation of diluted income loss per share
Net earnings (loss)	$ 140.6	$ (79.3)
Basic weighted average number of shares outstanding (in shares)	680.8	676.3
Stock options (in shares)	1.6	0.0
Diluted weighted average number of shares outstanding (in shares)	682.4	676.3
Basic (in dollars per share)	$ 0.21	$ (0.12)
Diluted (in dollars per share)	$ 0.21	$ (0.12)